UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:               | |; Amendment Number:

This  Amendment  (Check  only  one):   | | is a restatement
                                       | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       The Nomad Investment Partnership L.P.

Address:    PO Box 61 GT
            Harbour Centre, George Town
            Grand Cayman KY1-1102, Cayman Islands
            British West Indies


13F File Number: 28-12449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Qais Zakaria
Title:  Director
Phone: +44 207 101 1960


Signature, Place and Date of Signing:

  /s/ Qais Zakaria                 London, United Kingdom       July 29, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                      Name

         28-12054                                  Sleep, Zakaria & CO Ltd.















SK 00468 0164 1119006